Schedule of other income (loss), net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Other Income and Expenses [Abstract]
Interest income	$ 179,553	$ 700	$ 267
Government grant	2,049	13,559	14,521
Exchange (loss) gain	40,449	(77,448)	(139,585)
Release of customer deposits	90,610
Others	4,507	3,874	22,424
Total other income (loss)	$ 317,168	$ (59,315)	$ (102,373)